Short-Term Bank Loans (Details) - Schedule of borrowings fixed-rate and denominated in RMB - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Bank Loans (Details) - Schedule of borrowings fixed-rate and denominated in RMB [Line Items]
Amount	$ 1,180,656	$ 1,148,959
Period [Member] | Bank loans [Member]
Short-Term Bank Loans (Details) - Schedule of borrowings fixed-rate and denominated in RMB [Line Items]
Amount	$ 1,180,656
Interest rate	5.39%
Mortgage	Land use right and buildings
Personal guarantee	Yan, Keyan/Chen, Bizhen